Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 2,880,248	$ 2,468,657
Cost of Goods Sold	2,082,662	2,107,697
Gross Profit	797,586	360,960
Expenses:
General and Administrative	404,451	335,414
Depreciation and Amortization	83,043	97,545
Other General and Administrative
Total Operating Expenses	487,494	432,959
Income(Loss) From Operations	310,092	(71,999)
Other Income (Expenses)
Gain on Sale of Asset	228,018
Gain/(Loss) onDerivatives	1,718,507
Interest Expense	(218,356)	(45,642)
Total Other Income(Expenses)	1,728,169	45,642
Net income/(loss) Before Income Taxes	2,038,261	(117,641)
Income Tax Expense
Net Income/(Loss)	$ 2,038,261	$ (117,641)
Net Gain/(Loss) Per Share - Basic	$ 0.11	$ 0.00
Net Gain/(Loss) Per Share - Diluted	$ 0.04	$ 0.00
Weighted Average Number of Shares - Basic	18,110,021	8,000,000
Diluted	51,990,722	8,000,000